Consolidated Statements of Stockholders Equity (Deficit) (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Issuance of shares to employees pursuant to stock option and deferred stock incentive plans	1,818,073	825,397